Combined Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues		$ 29,575,625	$ 12,728,313	$ 2,667,914
Cost of revenues		(10,998,011)	(4,882,792)	(1,246,701)
Gross profit		18,577,614	7,845,521	1,421,213
Selling expenses		(97,984)	(50,830)	(99,817)
General and administrative expenses		(4,979,382)	(1,625,887)	(340,625)
Research and development expenses		(4,303,490)	(375,410)
Total operating expenses		(9,380,856)	(2,052,127)	(440,442)
Income from operation		9,196,758	5,793,394	980,771
Financial expenses, net		(226,713)	(7,936)	(5,894)
Other income, net		1,007
Income before income tax expense		8,971,052	5,785,458	974,877
Income tax expense		(1,601,933)	(970,755)	(152,917)
Net income		7,369,119	4,814,703	821,960
Total comprehensive income		$ 7,369,119	$ 4,814,703	$ 821,960
Earnings per ordinary share
Basic (in Dollars per share)		$ 47,238	$ 30,863	$ 5,269
Diluted (in Dollars per share)		$ 47,238	$ 30,863	$ 5,269
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	156	156	156
Diluted (in Shares)	[1]	156	156	156

[1]	The shares and per share information are presented on a retroactive basis to reflect the shares reorganization (Note 10).